Average Annual Total Returns - FidelityEmergingMarketsFund-KPRO - FidelityEmergingMarketsFund-KPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024
Fidelity Emerging Markets Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	15.35%
Past 5 years	8.58%
Past 10 years	5.68%
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%